Long-term debt: (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]
To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar into a Note Purchase Agreement in March 22, 2013, where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471 million mexican pesos (USD350 million) of its 5.75% senior secured notes due on March 22, 2035.

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the amount of Ps.737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

At December 31, 2017 and 2018, the integration of the debt is shown as follows:

	Credit line		Interest		Credit line		Interest		Term				Fair
2017	used in USD		in USD		in pesos		in pesos		Short		Long		value

Loan	USD	400,000	USD	6,444	Ps	7,489,465	Ps	126,712	Ps	340,288	Ps	7,149,177	Ps	6,766,798

	Credit line		Interest		Credit line		Interest		Term				Fair
2018	used in USD		in USD		in pesos		in pesos		Short		Long		value

Loan	USD	400,000	USD	9,831	Ps	7,333,536	Ps	(51,268)	Ps	324,590	Ps	6,957,678	Ps	7,509,065